CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Sep. 30, 2018
REVENUES:
Address commissions	$ 43,125	$ 74,271	$ 153,406